Restricted Cash and Due from Banks (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Due from banks [Line Items]
Deposits		₩ 1,117,597	₩ 1,379,514
Reserve deposits		8,689,515	2,857,672
Other	[1]	3,628,419	4,868,867
Restricted Due from banks, total		13,435,531	9,106,053	₩ 12,839,342
Domestic currency
Restricted Due from banks [Line Items]
Deposits		0	0
Reserve deposits		8,689,515	2,857,672
Other	[1]	3,628,419	4,868,867
Restricted Due from banks, total		12,317,934	7,726,539
Foreign currency
Restricted Due from banks [Line Items]
Deposits		1,117,597	1,379,514
Reserve deposits		0	0
Other	[1]	0	0
Restricted Due from banks, total		₩ 1,117,597	₩ 1,379,514

[1]	Pursuant to the Regulation on Financial Investment Business, the Group is required to deposit certain portions of customers’ deposits with the Korean Securities Finance Corporation (“KSFC”) or banks to ensure repayment of customer deposits and the deposits may not be pledged as collateral.